Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 82,089	$ 132,954	$ 105,070
Additions for tax positions related to current year	8,398	10,815	31,414
Additions for tax positions of prior years	10,015	23,408	15,899
Additions for acquisitions		294	760
Reductions for tax positions of prior years	(15,060)	(64,821)	(10,566)
Reductions for settlements	(7,133)	(21,770)	(3,768)
Reductions for expiration of statute of limitations		(37)
Effect of foreign currency translation	2,847	1,246	(5,855)
Ending Balance	$ 81,156	$ 82,089	$ 132,954